Stock Based Compensation - Assumptions Used to Value Market Based Performance Awards (Details) - Market Based Performance Restricted Stock Units	6 Months Ended
Jun. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility (as a percent)	89.50%
Risk-free interest rate (as a percent)	2.40%
Dividend yield (as a percent)	0.00%
Expected life (years)	2 years 9 months 7 days